Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Risk Management and Financial Instruments [Abstract]
Schedule of Consolidated Financial Statements	Financial instruments are recognized in the consolidated financial statements as follows:
	Note	December 31, 2023	December 31, 2022
Assets
Fair value through profit or loss(1)
Financial investments	3	2,642,258	1,343,149
National treasury bills	3	210,716	109,662
Derivative assets		169,736	108,505
Amortized cost(2)
Cash at banks	3	1,830,814	1,144,741
Margin cash	3	18,191	59,088
Trade accounts receivable	4	3,390,856	3,878,125
Related party receivables	8	118,554	182,268
Total		8,381,125	6,825,538
Liabilities
Amortized cost
Loans and financing	15	(19,999,137)	(17,700,148)
Trade accounts payable and supply chain finance	14	(6,205,119)	(6,531,731)
Lease		(1,841,227)	(1,721,833)
Other financial liabilities		(104,043)	(11,876)
Fair value through profit or loss
Derivative liabilities		(144,251)	(107,238)
Total		(28,293,777)	(26,072,826)

(1)	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value; (ii) national treasury bill are measured at fair value.
(2)	Loans and receivables are classified as amortized cost; (ii) the trade accounts receivable are short-term and net of expected losses.

Schedule of Fair Value of Assets and Liabilities Through Profit or Loss	Inputs used for fair value calculations which are not derived from an active market. The Group do not have any financial instruments that utilize significant level 3 inputs.
	December 31, 2023			December 31, 2022
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Financial investments	206,650	2,435,608	2,642,258	—	1,343,149	1,343,149
National treasury bills	210,716	—	210,716	109,662	—	109,662
Derivative assets	—	169,736	169,736	—	108,505	108,505

Financial liabilities
Derivative liabilities	—	144,251	144,251	—	107,238	107,238

Schedule of Estimated Fair Value	For all other financial assets and liabilities, book value approximates fair value due to the short duration of the instruments. The following details the estimated fair value of the notes:
	December 31, 2023			December 31, 2022
Description	Principal	Price (% of the Principal)	Fair value	Principal	Price (% of the Principal)	Fair value
Notes 5.85% PPC 2027	—	—	—	850,000	99.55%	846,175
Notes 2.50% JBS Lux 2027	1,000,000	92.10%	920,960	1,000,000	86.90%	869,040
Notes 5.13% JBS Lux 2028	900,000	99.66%	896,931	900,000	95.13%	856,188
Notes 3.00% JBS Lux 2029	600,000	88.24%	529,440	600,000	84.02%	504,108
Notes 6.5% JBS Lux 2029	77,973	99.27%	77,406	77,973	98.16%	76,537
Notes 5.5% JBS Lux 2030	1,250,000	98.55%	1,231,875	1,250,000	95.40%	1,192,475
Notes 3.75% JBS Lux 2031	500,000	86.45%	432,250	500,000	82.46%	412,280
Notes 4.25% PPC 2031	1,000,000	90.27%	902,650	1,000,000	86.39%	863,940
Notes 3.00% JBS Lux 2032	1,000,000	81.66%	816,560	1,000,000	77.61%	776,110
Notes 3.62% JBS Lux 2032	1,000,000	85.60%	856,030	1,000,000	82.24%	822,410
Notes 3.5% PPC 2032	900,000	84.47%	760,203	900,000	80.72%	726,498
Notes 5.75% JBS Lux 2033	2,050,000	99.35%	2,036,736	2,050,000	95.41%	1,955,885
Notes 6.25% PPC 2033	1,000,000	102.90%	1,029,020	—	—	—
Notes 6.75% JBS Lux 2034	1,600,000	105.27%	1,684,368	—	—	—
Notes 6.87% PPC 2034	499,999	108.05%	540,230	—	—	—
Notes 4.37% JBS Lux 2052	900,000	74.36%	669,204	900,000	—	646,182
Notes 7.25% JBS Lux 2053	900,000	109.34%	984,060	—	—	—
Notes 6.50% JBS Lux 2052	1,550,000	100.71%	1,560,989	1,550,000	96.79%	1,500,276
	16,727,972		15,928,912	13,577,973		12,048,104

Schedule of Fair Value of Assets and Liabilities Through Profit or Loss
	2023	2022	2021
Fair value through profit or loss	204,573	(277,875)	77,969
Amortized cost	(1,566,845)	(963,823)	(1,019,327)
Total	(1,362,272)	(1,241,698)	(941,358)

Schedule of Assets and Liabilities Exposed to Floating Interest Rates	The main exposure to financial risks as of December 31, 2023 and December 31, 2022 are shown below:
	December 31, 2023	December 31, 2022
Net exposure to the CDI rate:
CRA - Agribusiness Credit Receivable Certificates	(60,676)	(5,882)
Credit note - export	(217,648)	(441,125)
Rural - Credit note - Prefixed	(1,208)	(800)
Related party transactions	624	1,502
CDB-DI (Bank certificates of deposit)	943,526	676,961
Margin cash	31,566	74,237
Treasury bills	—	23,774
Subtotal	696,184	328,667
Derivatives (Swap)	(1,427,374)	(1,220,527)
Total	(731,190)	(891,860)
Liabilities exposure to the LIBOR rate:
Prepayment	—	(292,209)
FINIMP	—	(2,823)
PPC term loan	—	(478,916)
Working Capital - Dollars	—	(3,190)
Subtotal	—	(777,138)
Derivatives (Swap)	—	295,353
Total	—	(481,785)
Net exposure to the IPCA rate:
Treasury bills	27,716	14,767
CRA - Agribusiness Credit Receivable Certificates	(2,101,681)	(1,609,636)
Margin cash	51,751	15,237
Related party transactions	117,930	104,100
Subtotal	(1,904,284)	(1,475,532)
Derivatives (Swap)	1,423,667	1,365,001
Total	(480,617)	(110,531)
Assets exposure to the CPI rate:
Margin cash	49,144	40,469
Total	49,144	40,469
Liabilities exposure to the SOFR rate:
Prepayment	(280,971)	(161,410)
Prepayment - exchange agreement	(2,915)	—
Total	(283,886)	(161,410)
Liabilities exposure to the TJLP rate:
Working Capital	(771)	(647)
Total	(771)	(647)

Schedule of Contracts Exposure Scenario	Sensitivity analysis as of December 31, 2023:
			Scenario (I) VaR 99% C.I. 1 day		Scenario (II) Interest rate variation - 25%		Scenario (III) Interest rate variation - 50%
Contracts exposure	Risk	Current scenario	Rate	Effect on income	Rate	Effect on income	Rate	Effect on income
CDI	Increase	11.65%	11.70%	(340)	14.56%	(20,839)	17.48%	(41,671)
IPCA	Increase	4.68%	4.69%	(63)	5.85%	(5,496)	7.02%	(10,992)
CPI	Decrease	3.10%	3.09%	(4)	2.33%	(372)	1.55%	(745)
SOFR	Increase	5.38%	5.38%	(11)	6.73%	(3,732)	8.07%	(7,464)
				(418)		(30,439)		(60,872)
US Dollar (amounts in thousands of US$):
		Current	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 25%		Scenario (iii) Interest rate variation - 50%
Exposure of US$	Risk	exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Appreciation	4.8413	4.7621	(45,314)	3.6310	(692,836)	2.4207	(1,385,677)
Financial	Depreciation	4.8413	4.7621	(3,573)	3.6310	(54,636)	2.4207	(109,272)
Derivatives	Depreciation	4.8413	4.7621	31,251	3.6310	477,820	2.4207	955,643
		Current	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 25%		Scenario (iii) Interest rate variation - 50%
Exposure of US$	Risk	exchange rate	Exchange rate	Effect on equity	Exchange rate	Effect on equity	Exchange rate	Effect on equity
Net debt in foreign subsidiaries	Depreciation	4.8413	4.9205	(241,589)	6.0516	(3,693,815)	7.2620	(7,387,599)
€ - EURO (amounts in thousands of US$):
			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 25%		Scenario (iii) Interest rate variation - 50%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	5.3516	5.2638	(3,153)	4.0137	(48,033)	2.6758	(96,065)
Financial	Depreciation	5.3516	5.2638	254	4.0137	3,870	2.6758	7,740
Derivatives	Appreciation	5.3516	5.2638	1,038	4.0137	15,808	2.6758	31,616
£ - British Pound (amounts in thousands of US$):
			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 25%		Scenario (iii) Interest rate variation - 50%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	6.1586	6.0564	(4,405)	4.6190	(66,340)	3.0793	(132,680)
Financial	Depreciation	6.1586	6.0564	8	4.7134	125	3.1423	250
Derivatives	Depreciation	6.1586	6.0564	2,525	4.6190	38,028	3.0793	76,055
MXN - Mexican Peso (amounts in thousands of US$):
		Current	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 25%		Scenario (iii) Interest rate variation - 50%
Exposure of US$	Risk	exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	0.2856	0.2815	(1,962)	0.2142	(33,763)	0.1428	(67,527)
AUD - Australian Dollar (amounts in thousands of US$):
		Current	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 25%		Scenario (iii) Interest rate variation - 50%
Exposure of US$	Risk	exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Depreciation	3.2882	3.2319	1	2.4662	9	1.6441	18
Derivatives	Appreciation	3.2882	3.2319	(48)	2.4662	(695)	1.6441	(1,391)
			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) @ Variation - 25%		Scenario (ii) @ Variation - 50%
Exposure	Risk	Current price (USD per head)	Price	Effect on income	Price	Effect on income	Price	Effect on income

Derivatives	Cattle depreciation	52	55	(5)	65	(25)	78	(49)
		Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Price variation - 25%		Scenario (ii) Price variation - 50%
Exposure	Risk	Price (USD per tonne)	Effect on income	Price	Effect on income	Price	Effect on income

Operating	Depreciation	(2.19)%	(2,451)	(25.00)%	(27,878)	(50.00)%	(55,756)
		Scenario (i) VaR 99% I.C. 1 day		Scenario (ii) Price variation - 25%		Scenario (iii) Price variation - 50%
Exposure	Risk	Price (US$ per head)	Effect on income	Price	Effect on income	Price	Effect on income

Operating	Depreciation	(2.25)%	(71,163)	(25.00)%	(789,300)	(50.00)%	(1,578,600)
Derivatives	Appreciation	(2.25)%	(8,572)	(25.00)%	(95,079)	(50.00)%	(190,159)

Schedule of Sensitivity Analysis Fair Value Asset and Liability
			December 31, 2023				December 31, 2022
Instrument	Risk factor	Maturity	Notional	Fair value (Asset) - US$	Fair value (Liability) - US$	Fair value	Notional	Fair value (Asset) - US$	Fair value (Liability) - US$	Fair value
Swap	LIBOR	—	—	—	—	—	288,889	295,353	(280,251)	15,102
	CDI	2023	—	—	—	—	76,662	80,523	(77,551)	2,972
	CDI	2024	181,769	189,067	(189,571)	(504)	—	—	—	—
	IPCA	—	111,031	142,472	(111,625)	30,847	103,021	123,845	(98,448)	25,397
	IPCA	2027	79,937	94,520	(85,402)	9,118	74,171	80,302	(80,025)	277
	IPCA	2028	91,298	108,777	(100,034)	8,743	84,712	92,333	(93,764)	(1,431)
	IPCA	2030	289,179	350,639	(328,591)	22,048	268,317	296,304	(307,264)	(10,960)
	IPCA	2031	288,874	333,981	(326,029)	7,952	274,067	283,731	(300,700)	(16,969)
	IPCA	2032	87,821	103,620	(105,459)	(1,839)	172,490	177,699	(186,308)	(8,609)
	IPCA	2036	18,824	23,487	(24,650)	(1,163)	19,166	19,524	(21,408)	(1,884)
	IPCA	2037	214,822	266,169	(267,639)	(1,470)	243,786	291,262	(311,581)	(20,319)
			1,363,555	1,612,732	(1,539,000)	73,732	1,605,281	1,740,876	(1,757,300)	(16,424)

Schedule of Exposure	The exposure is related to Brazilian Real.
	USD		EUR		GBP		MXN		AUD
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
OPERATING
Cash and cash equivalents	1,570,813	737,591	68,154	40,184	20,102	12,202	271,503	122,588	42	7
Trade accounts receivable	579,651	1,173,723	147,839	136,478	49,743	51,302	134,113	126,037	241	86
Sales orders	916,595	597,296	73,564	41,964	217,509	13,379	—	—	—	—
Trade accounts payable	(174,781)	(154,283)	(74,963)	(92,271)	(15,846)	(18,799)	(267,433)	(52,346)	(320)	(118)
Purchase orders	(56,710)	(61,679)	(18,012)	(12,181)	—	—	—	—	—	—
Operating subtotal	2,835,568	2,292,648	196,582	114,174	271,508	58,084	138,183	196,279	(37)	(25)
FINANCIAL
Margin cash	—	269	—	—	—	—	—	—	—	—
Advances to customers	(111,368)	(36,204)	(12,621)	(856)	(511)	—	—	—	—	—
Loans and financing	(306,798)	(1,362,474)	(3,218)	(4,986)	—	—	—	—	—	—
Financial subtotal	(418,166)	(1,398,409)	(15,839)	(5,842)	(511)	—	—	—	—	—
Operating financial subtotal	2,417,402	894,239	180,743	108,332	270,997	58,084	138,183	196,279	(37)	(25)

Related party transactions, net	—	—	—	289,556	—	—	—	—	—	—
Total exposure	2,417,402	894,239	180,743	397,888	270,997	58,084	138,183	196,279	(37)	(25)
DERIVATIVES
Future contracts	(250,788)	(103,000)	(137,070)	(103,490)	(44,142)	—	—	—	—	—
Deliverable Forwards (DF’s)	(398,024)	(463,371)	67,303	84,013	(14,369)	(5,208)	—	(291,377)	2,846	943
Non-Deliverable Forwards (NDF’s)	(1,306,760)	3,029	5,071	(11,834)	(97,124)	(19,761)	—	—	—	—
Swap	—	15,101	—	—	—	—	—	—	—	—
Total derivatives	(1,955,572)	(548,241)	(64,696)	(31,311)	(155,635)	(24,969)	—	(291,377)	2,846	943
NET EXPOSURE IN US$	461,830	345,998	116,047	366,577	115,362	33,115	138,183	(95,098)	2,809	918

Net debt in foreign subsidiaries(1)	(14,775,198)	(12,816,599)	—	—	—	—	—	—	—	—

(1)	The Group includes the net debt of foreign subsidiaries in the disclosure of economic hedging exposure. Although these debts do not generate foreign exchange gains or losses (since they are foreign debts and in the functional currency of each respective country), they are translated to Brazilian Real in the consolidation, impacting the equity as exchange variation of investment, influencing the consolidated debt of the Group, and consequently the leverage indicators.

Schedule of Future Contracts
			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value
Future Contract	American dollar	Short	52,199	(250,788)	(2,078)	51	490	(872)
			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Notional (US$)	Notional (US$)	Fair value	Notional (US$)	Notional (US$)	Fair value
Deliverable Forwards	American dollar	Short	(398,024)	(398,024)	29,150	(463,371)	(2,417,731)	67,658
Non-Deliverable Forwards	American dollar	Short	(1,306,760)	(1,306,760)	13,975	3029	15804	(339)
			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Notional (EUR)	Notional (US$)	Fair value	Notional (EUR)	Notional (US$)	Fair value

Non-Deliverable Forwards	Euro	Long	(1,157)	5,071	513	78,708	85,306	3,443
Deliverable Forwards	Euro	Short	12,576	67,303	(1,885)	(11,087)	(12,016)	9

			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value

Deliverable Forwards	British pound	Short	(2,333)	(14,369)	202	(829)	(4,869)	(193)
Non-Deliverable Forwards	British pound	Short	(15,771)	(97,124)	(579)	(3,147)	(18,476)	1,357
			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Notional (MXN)	Notional (US$)	Fair value	Notional (MXN)	Notional (US$)	Fair value

Deliverable Forwards	Mexican peso	Short	—	—	—	(1,092,527)	(272,434)	(30,362)

			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Notional (AUD)	Notional (US$)	Fair value	Notional (AUD)	Notional (US$)	Fair value

Deliverable Forwards	Australian dollar	Long	865	2,846	(1)	266	943	5
			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Quantity	Notional	Fair value	Quantity	Notional	Fair value

Future Contracts	Commodities (Cattle)	Long	(6)	(101)	—	21	(385)	(19)
			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Quantity	Notional	Fair value	Quantity	Notional	Fair value

Future contracts	Commodities (Grains)	Short	—	—	—	520	(948)	(2,448)
Non-Deliverable Forwards	Commodities (Grains)	Short	—	—	—	4,000	(30,990)	684

			December 31, 2023			December 31, 2022
Instrument	Risk factor	Nature	Notional (US$)	Notional (R$)	Fair value	Notional (US$)	Notional (R$)	Fair value

Deliverable Forwards	Commodities (Cattle)	Short	80,377	389,130	(1,982)	(29,568)	(154,278)	(31,182)

Schedule of Exposure in Commodities	The Group’s exposure to cattle price fluctuation as of December 31, 2023, are presented below in accordance with the Group’s Financial and Commodities Risk Management Policy and are representative of the exposure at each period end.
Exposure in Commodities (Cattle)	December 31, 2023	December 31, 2022
Firm contracts of cattle purchase	—	2,873
Subtotal	—	2,873
DERIVATIVES
Future contracts	(101)	(385)
Subtotal	(101)	(385)
NET EXPOSURE	(101)	2,488

EXPOSURE in Commodities (Grain)	December 31, 2023	December 31, 2022	December 31, 2021
OPERATING
Purchase orders	114,097	224,766	346,574
Subtotal	114,097	224,766	346,574
DERIVATIVES
Future contracts	—	(948)	(17,218)
Brazil Cash basis	—	—	3,542
Non-Deliverable Forwards	—	(30,990)	(202,375)
Subtotal	—	(31,938)	(216,051)
NET EXPOSURE	114,097	192,828	130,523
Exposure in Commodities	December 31, 2023	December 31, 2022
OPERATIONAL
Firm contracts of cattle purchase	3,230,355	2,514,530
Subtotal	3,230,355	2,514,530
DERIVATIVES
Deliverable Forwards	389,130	(154,278)
Subtotal	389,130	(154,278)
NET EXPOSURE	3,619,485	2,360,252

Schedule of Statement of Income	Below are the effects on the statement of income, after the adoption of hedge accounting:
	December 31, 2023	December 31, 2022
Statements of income:
Cost of sales before hedge accounting adoption	(7,798,858)	(7,303,648)

Derivatives operating income (loss)	31,693	61,857
Currency	1,441	10,103
Commodities	30,252	51,754
Cost of sales with hedge accounting	(7,767,165)	(7,241,791)
Financial income (expense), net excluding derivatives	(77,411)	(45,390)

Derivatives financial income (expense), net	14,405	(46,354)
Currency	39,968	(61,277)
Commodities	(24,357)	26
Interest	(1,206)	14,897

Financial income (expense), net	(63,006)	(91,744)

Schedule of Other Comprehensive Income (Expense)	Below are the effects on other comprehensive income (expense), after the adoption of hedge accounting:
	December 31, 2023	December 31, 2022
Statements of other comprehensive income (expense):
Financial instruments designated as hedge accounting:	(537)	(7,800)
Currency	39	(2,622)
Commodities	(576)	(5,178)
Gain (loss) on cash flow hedge	7,882	(48,526)
Deferred income tax on hedge accounting		16,499
Total of other comprehensive income (expense)	7,882	(32,027)

Schedule of Hedge Cash Flow Movement
Hedge cash flow movement	December 31, 2022	OCI	December 31, 2023
Hedge accounting operations at the parent company	(7,992)	7,482	(510)
(-) Income tax	2,717	(2,544)	173
Impact of Hedge Operations on Subsidiaries	272	(272)	—
	(92)	92	—
Impact of Hedge Operations on Subsidiaries	(5,095)	4,758	(337)

Schedule of Balance Sheet	Below are the effects on the statement of financial position, after the adoption of hedge accounting:
	December 31, 2023	December 31, 2022
Statement of financial position:
Derivative (liabilities)/assets	—	(1,765)

Financial instruments designated as hedge accounting:
Commodities	—	(1,765)
Currency	—	—
Derivative (liabilities)/assets	4,473	18,073

Financial instruments not designated as hedge accounting:
Exchange	4,977	—
Interest	(504)	18,073

Other comprehensive income (expense)	(550)	(7,720)
Currency	39	(2,595)
Commodities	(589)	(5,125)

Inventories	6,577	6,951
Currency	136	2,298
Commodities	6,441	4,653

Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities	Open amounts in statement of financial position of derivative assets and liabilities:
	December 31, 2023	December 31, 2022
Assets:
Not designated as hedge accounting	—	18,074
Interest	—	18,074

Current assets	4,977	13,267
Non-current assets	—	4,807

(Liabilities):
Designated as hedge accounting	750	1,764
Commodities	—	1,764
interest	750	—
Current liabilities	—	1,765

Not designated as hedge accounting
Currency	504	—
interest	504	—

Schedule of Maximum Horizon	the losses are expected based on the client’s operational history and credit.
Category	% Equity	Maximum horizon
AAA	2.00	5 years
AA	1.00	3 years
A	0.50	2 years
BBB	0.25	1 year

Schedule of Weighted Average Loss Rate, Gross Carrying Amount, Impairment Losses Recognized in Profit or Loss	The information about the exposure to weighted average loss rate, gross carrying amount, impairment losses recognized in profit or loss were as follows:
	Weighted average loss rate	Gross carrying amount	Expected credit loss
December 31, 2023
Cash and cash equivalents	—	4,569,517	—
Margin cash	—	132,461	—
Trade accounts receivable	2.50%	3,390,856	(84,913)
Related party receivables	—	118,554	—
	—	8,211,388	(84,913)

Schedule of leverage ratio	The leverage ratio is shown below:
	December 31, 2023	December 31, 2022
Leverage indicator (USD)	4.42x	2. 26x

Schedule of Contractual Obligation Amounts from Financial Liabilities	The table below shows the contractual obligation amounts from financial liabilities of the Group according to their maturities:
	December 31, 2023					December 31, 2022
	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years	Total	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years	Total
Trade accounts payable and supply chain finance	6,205,119	—	—	—	6,205,119	6,531,731	—	—	—	6,531,731
Loans and financing	891,570	171,228	1,212,538	17,723,802	19,999,138	1,577,047	815,045	2,396,339	12,911,717	17,700,148
Estimated interest on loans and financing (1)	1,362,896	1,052,488	1,910,116	7,390,262	11,715,762	924,346	1,837,495	1,485,208	4,441,125	8,688,174
Derivatives liabilities (assets)	144,251	—	—	—	144,251	107,238	—	—	—	107,238
Other liabilities	21,162	20,914	—	61,967	104,043	6,498	5,327	51	—	11,876
Payments of leases	(2,796)	293,444	442,272	1,108,307	1,841,227	342,747	500,539	313,253	853,253	2,009,792
Total	8,622,202	1,538,074	3,564,926	26,284,338	40,009,540	9,489,607	3,158,406	4,194,851	18,206,095	35,048,959

(1)	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates at December 31, 2023 and December 31, 2022. Payments in foreign currencies are estimated using the December 31, 2023 and December 31, 2022 exchange rates.